Cover	May 03, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 03, 2024
Entity File Number	000-56167
Entity Registrant Name	Next Meats Holdings, Inc.
Entity Central Index Key	0001811530
Entity Tax Identification Number	85-4008709
Entity Incorporation, State or Country Code	NV
Local Phone Number	81-90-6002-4978
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false